Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Balance Sheets:
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014 Fair value	June 30, 2015 Fair value	Balance Sheet Location	December 31, 2014 Fair value	June 30, 2015 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$-	Financial instruments-current liabilities	$30,447	$8,757
Interest rate swaps	Financial instruments-non-current assets	11,086	380	Financial instruments-non-current liabilities	10,420	62
Total derivatives not designated as hedging instruments		$11,086	$380		$40,867	$8,819
Total derivatives		$11,086	$380	Total derivatives	$40,867	$8,819

Effect of derivative instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Loss Recognized	2014	2015
Interest rate swaps	Loss on interest rate swaps	$(12,403)	$(11,448)
Total		$(12,403)	$(11,448)

Fair Value, assets measured on a recurring and non-recurring basis
	June 30, 2015	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$380	$-	$380	$-
Interest rate swaps - liability position	(8,819)	-	(8,819)	-
Total	$(8,439)	$-	$(8,439)	$-

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss	Deconsolidation loss
Non-Recurring measurements:
Investment in affiliate(Note 9)	514,047	-	-	-	(1,347,106)
Assets held for sale	-	536,000	-	(56,631	)-
Vessels	-	12,000	-	(83,937	)-
Total	514,047	548,000	-	(140,568)	(1,347,106)